Employee Compensation - Summary of Changes in Number of Key Assumption (Detail) $ in Millions	Oct. 31, 2024 CAD ($)
Pension Plans [member] | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	4.90%
Pension Plans [member] | Actuarial assumption of discount rates [member] | Actuarial assumption of discount rates, 1% increase [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in benefit obligation due to reasonably possible increase in actuarial assumption	$ (839)
Pension Plans [member] | Actuarial assumption of discount rates [member] | Actuarial assumption of discount rates, 1% decrease [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in benefit obligation due to reasonably possible decrease in actuarial assumption	$ 1,037
Pension Plans [member] | Actuarial assumption of expected rates of salary increases [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	2.10%
Pension Plans [member] | Actuarial assumption of expected rates of salary increases [member] | Actuarial assumption of expected rate of compensation, 0.25% increase [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in benefit obligation due to reasonably possible increase in actuarial assumption	$ 37
Pension Plans [member] | Actuarial assumption of expected rates of salary increases [member] | Actuarial assumption of expected rate of compensation, 0.25% decrease [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in benefit obligation due to reasonably possible decrease in actuarial assumption	(36)
Pension Plans [member] | Actuarial assumption of mortality rates [member] | Actuarial assumption of mortality, 1 year shorter life expectancy [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in benefit obligation due to reasonably possible increase in actuarial assumption	154
Pension Plans [member] | Actuarial assumption of mortality rates [member] | Actuarial assumption of mortality, 1 year longer life expectancy [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in benefit obligation due to reasonably possible decrease in actuarial assumption	$ (157)
Other employee future benefit plans [member] | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	4.80%
Other employee future benefit plans [member] | Actuarial assumption of discount rates [member] | Actuarial assumption of discount rates, 1% increase [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in benefit obligation due to reasonably possible increase in actuarial assumption	$ (73)
Other employee future benefit plans [member] | Actuarial assumption of discount rates [member] | Actuarial assumption of discount rates, 1% decrease [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in benefit obligation due to reasonably possible decrease in actuarial assumption	86
Other employee future benefit plans [member] | Actuarial assumption of mortality rates [member] | Actuarial assumption of mortality, 1 year shorter life expectancy [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in benefit obligation due to reasonably possible increase in actuarial assumption	20
Other employee future benefit plans [member] | Actuarial assumption of mortality rates [member] | Actuarial assumption of mortality, 1 year longer life expectancy [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in benefit obligation due to reasonably possible decrease in actuarial assumption	$ (20)
Other employee future benefit plans [member] | Actuarial assumption of health care cost trend rates [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	4.80%	[1]
Other employee future benefit plans [member] | Actuarial assumption of health care cost trend rates [member] | Actuarial assumption of medical cost trend rate, 1% increase [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in benefit obligation due to reasonably possible increase in actuarial assumption	$ 29
Other employee future benefit plans [member] | Actuarial assumption of health care cost trend rates [member] | Actuarial assumption of medical cost trend rate, 1% decrease [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in benefit obligation due to reasonably possible decrease in actuarial assumption	$ (29)

[1]	Trending to 4.00% in 2041 and remaining at that level thereafter.